Revenues - Schedule of Disaggregation of Revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Total revenue	$ 270,651	$ 246,246	$ 194,913
EMEA
Disaggregation of Revenue [Line Items]
Total revenue	92,749	88,441	65,807
America
Disaggregation of Revenue [Line Items]
Total revenue	141,920	126,929	100,835
APAC
Disaggregation of Revenue [Line Items]
Total revenue	$ 35,982	$ 30,876	$ 28,271